As filed with the Securities and Exchange Commission on June 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 1.5%
Hexcel Corporation (a)	629,250	$9,086,370

Air Freight & Logistics - 2.2%
Forward Air Corporation	253,350	6,663,105
UTI Worldwide, Inc. (b)	417,800	6,400,696
		13,063,801
Auto Components - 1.1%
LKQ Corporation (a)	331,050	6,720,315

Capital Markets - 1.5%
Raymond James Financial, Inc.	326,550	8,731,947

Chemicals - 3.7%
A. Schulman, Inc.	323,100	7,906,257
Calgon Carbon Corporation (a)	401,650	6,876,248
Cytec Industries Inc.	153,250	7,162,905
		21,945,410
Commercial Banks - 5.9%
First Horizon National Corporation	525,287	7,380,281
Glacier Bancorp, Inc.	343,830	5,236,531
Pinnacle Financial Partners, Inc. (a)	188,950	2,855,034
Prosperity Bancshares, Inc.	154,700	6,342,700
Synovus Financial Corp.	2,253,300	7,413,357
Texas Capital Bancshares, Inc. (a)	317,050	6,020,780
		35,248,683
Commercial Services & Supplies - 3.8%
Administaff, Inc.	524,100	11,184,294
Copart, Inc. (a)	148,200	5,275,920
Resources Connection, Inc. (a)	342,350	6,562,849
		23,023,063
Communications Equipment - 0.6%
Arris Group Inc. (a)	314,700	3,779,547

Computers & Peripherals - 3.5%
3PAR, Inc. (a)	642,800	6,428,000
Compellent Technologies, Inc. (a)	216,600	3,801,330
Electronics For Imaging, Inc. (a)	226,600	2,635,358
Netezza Corporation (a)	624,250	7,984,157
		20,848,845
Consumer Finance - 2.5%
Cash America International, Inc.	213,825	8,441,811
First Cash Financial Services, Inc. (a)	317,051	6,838,790
		15,280,601
Containers & Packaging - 2.1%
Packaging Corp of America	271,150	6,673,002
Silgan Holdings Inc.	101,600	6,119,368
		12,792,370
Distributors - 1.4%
WESCO International, Inc. (a)	237,575	8,246,228

Diversified Consumer Services - 0.8%
K12 Inc. (a)	223,040	4,953,718

Diversified Manufacturing - 0.7%
Raven Industries, Inc.	146,550	4,321,760

Electrical Equipment - 1.4%
Baldor Electric Company	224,100	8,381,340

Electronic Equipment & Instruments - 4.2%
Itron, Inc. (a)	84,950	6,164,822
National Instruments Corporation	238,000	7,937,300
Rofin-Sinar Technologies, Inc. (a)	224,450	5,077,059
Trimble Navigation Limited (a)	204,150	5,863,188
		25,042,369
Energy Equipment & Services - 2.7%
Core Laboratories N.V. (b)	58,150	7,606,020
Dril-Quip, Inc. (a)	138,575	8,430,903
		16,036,923
Food & Staples Retailing - 0.5%
Ruddick Corporation	96,050	3,039,022

Health Care Equipment & Supplies - 4.9%
American Medical Systems Holdings, Inc. (a)	340,800	6,332,064
Conceptus Inc. (a)	454,800	9,077,808
Meridian Bioscience, Inc.	205,675	4,189,600
Merit Medical Systems, Inc. (a)	312,600	4,767,150
NuVasive, Inc. (a)	112,800	5,098,560
		29,465,182
Health Care Providers & Services - 4.5%
MWI Veterinary Supply, Inc. (a)	205,900	8,318,360
PAREXEL International Corporation (a)	466,400	10,871,784
PSS World Medical, Inc. (a)	327,900	7,708,929
		26,899,073
Hotels, Restaurants & Leisure - 2.8%
BJ's Restaurants, Inc. (a)	313,200	7,297,560
Boyd Gaming Corporation (a)	676,050	6,679,374
LIFE TIME FITNESS, Inc. (a)	92,852	2,609,141
		16,586,075
Household Durables - 3.0%
Jarden Corporation	219,375	7,302,994
Tempur-Pedic International Inc. (a)	356,400	10,749,024
		18,052,018
Internet Software & Services - 2.7%
Art Technology Group, Inc. (a)	1,312,810	5,789,492
LogMeIn, Inc. (a)	266,950	5,523,196
MercadoLibre Inc. (a)	101,450	4,890,904
		16,203,592
Investment Bank & Brokerage - 1.6%
Broadpoint Gleacher Securities Inc. (a)	1,082,150	4,328,600
Evercore Partners, Inc. - Class A	184,296	5,528,880
		9,857,480
IT Services - 1.1%
ManTech International Corporation - Class A (a)	140,100	6,841,083

Leisure Equipment & Products - 1.3%
Brunswick Corporation	498,675	7,963,840

Life Sciences Tools & Services - 1.4%
PerkinElmer, Inc.	129,450	3,093,855
Techne Corporation	84,250	5,365,883
		8,459,738
Machinery - 6.2%
Actuant Corporation - Class A	244,850	4,786,817
CIRCOR International, Inc.	212,900	7,070,409
CLARCOR Inc.	134,800	4,649,252
Kaydon Corporation	165,650	6,228,440
The Middleby Corporation (a)	143,150	8,244,009
Mueller Water Products, Inc. - Class A	1,245,630	5,954,111
		36,933,038
Marine - 1.0%
Kirby Corporation (a)	153,700	5,863,655

Media - 1.3%
Live Nation Inc. (a)	532,850	7,726,325

Metals & Mining - 1.6%
Carpenter Technology Corporation	264,550	9,682,530

Oil & Gas Drilling - 0.9%
Atwood Oceanics, Inc. (a)	151,800	5,256,834

Oil & Gas Exploration & Production Companies - 4.3%
Brigham Exploration Company (a)	440,650	7,028,368
Carrizo Oil & Gas, Inc. (a)	279,171	6,406,974
Concho Resources Inc. (a)	111,350	5,607,586
EXCO Resources, Inc.	210,500	3,868,990
Rosetta Resources, Inc. (a)	131,403	3,094,541
		26,006,459
Pharmaceuticals - 0.9%
Endo Pharmaceuticals Holdings Inc. (a)	236,350	5,599,131

Semiconductor & Semiconductor Equipment - 2.1%
FormFactor Inc. (a)	404,550	7,184,808
Intersil Corporation - Class A	384,350	5,673,006
		12,857,814
Software - 7.6%
ANSYS, Inc. (a)	140,815	6,074,759
MedAssets Inc. (a)	322,900	6,780,900
MicroStrategy Incorporated - Class A (a)	72,900	6,201,603
Nuance Communications, Inc. (a)	437,000	7,271,680
Solarwinds, Inc. (a)	229,700	4,975,302
Sybase, Inc. (a)	127,050	5,923,071
TIBCO Software Inc. (a)	778,700	8,402,173
		45,629,488
Specialty Retail - 8.5%
DSW Inc. - Class A (a)	251,800	6,428,454
Hibbett Sports Inc. (a)	271,450	6,943,691
Lumber Liquidators Holdings, Inc. (a)	195,350	5,209,984
Monro Muffler Brake, Inc.	91,189	3,260,919
PetMed Express, Inc.	383,200	8,495,544
Signet Jewelers Ltd. (a) (b)	179,200	5,795,328
Tractor Supply Company	121,938	7,078,501
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	346,200	7,831,044
		51,043,465
Textiles, Apparel & Luxury Goods - 1.4%
The Warnaco Group, Inc. (a)	178,500	8,516,235

TOTAL COMMON STOCKS
(Cost $475,187,158)		595,985,367

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds (c) - 1.1%
Federated Government Obligations Fund - Institutional Shares, 0.02%	6,392,203	6,392,203

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,392,203)		6,392,203

Total Investments - 100.3%
(Cost $481,579,361)		602,377,570

Liabilities in Excess of Other Assets - (0.3)%		(1,972,707)

TOTAL NET ASSETS - 100.0%		$600,404,863

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$481,579,361
Gross unrealized appreciation	$126,850,123
Gross unrealized depreciation	(6,051,914)
Net unrealized appreciation	$120,798,209

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Equity Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 4.4%
Honeywell International Inc.	7,200	$325,944
Raytheon Company	15,000	856,800
Rockwell Collins, Inc.	18,000	1,126,620
		2,309,364
Beverages - 3.1%
The Coca-Cola Company	14,000	770,000
PepsiCo, Inc.	13,000	860,080
		1,630,080
Biotechnology - 0.8%
Gilead Sciences, Inc. (a)	9,500	432,060

Capital Markets - 0.9%
Northern Trust Corporation	9,000	497,340

Chemicals - 5.9%
Air Products and Chemicals, Inc.	9,000	665,550
Calgon Carbon Corporation (a)	15,000	256,800
E. I. du Pont de Nemours and Company	25,000	931,000
FMC Corporation	14,600	883,884
Monsanto Company	5,000	357,100
		3,094,334
Commercial Banks - 8.9%
Bank of America Corporation	48,000	856,800
Cullen/Frost Bankers, Inc.	30,000	1,674,000
Glacier Bancorp, Inc.	28,000	426,440
Prosperity Bancshares, Inc.	6,000	246,000
Texas Capital Bancshares, Inc. (a)	14,500	275,355
Wells Fargo & Company	40,000	1,244,800
		4,723,395
Commercial Services & Supplies - 1.4%
Waste Management, Inc.	22,000	757,460

Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	34,000	885,020
Research In Motion Limited (a) (b)	6,000	443,700
		1,328,720
Computers & Peripherals - 5.1%
Apple Inc. (a)	3,300	775,269
EMC Corporation (a)	50,000	902,000
International Business Machines Corporation	8,000	1,026,000
		2,703,269
Construction & Engineering - 0.5%
Foster Wheeler AG (a) (b)	10,500	284,970

Construction Materials - 1.6%
Eagle Materials, Inc.	13,000	345,020
Martin Marietta Materials, Inc.	6,000	501,300
		846,320
Containers & Packaging - 0.7%
Ball Corporation	7,200	384,336

Diversified Financial Services - 0.7%
JPMorgan Chase & Co.	8,100	362,475

Diversified Telecommunication Services - 1.0%
AT&T Inc.	20,000	516,800

Electrical Equipment - 1.3%
Emerson Electric Co.	13,300	669,522

Electronic Equipment & Instruments - 2.8%
Itron, Inc. (a)	4,000	290,280
National Instruments Corporation	20,000	667,000
Trimble Navigation Limited (a)	19,000	545,680
		1,502,960
Energy Equipment & Services - 0.8%
Halliburton Company	13,300	400,729

Food & Staples Retailing - 1.6%
CVS Caremark Corporation	7,400	270,544
Walgreen Company	15,000	556,350
		826,894
Health Care Equipment & Supplies - 6.6%
Alcon, Inc. (b)	4,800	775,488
Covidien plc (b)	9,000	452,520
DENTSPLY International Inc.	17,000	592,450
ResMed Inc. (a)	10,000	636,500
Thermo Fisher Scientific, Inc. (a)	20,000	1,028,800
		3,485,758
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)	5,500	559,680

Hotels, Restaurants & Leisure - 0.8%
Carnival Corporation (b)	11,300	439,344

Household Durables - 1.9%
Jarden Corporation	30,000	998,700

Household Products - 3.1%
Energizer Holdings, Inc. (a)	5,800	364,008
Kimberly-Clark Corporation	10,000	628,800
The Procter & Gamble Company	10,000	632,700
		1,625,508
Industrial Conglomerates - 0.7%
General Electric Company	20,000	364,000

Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	22,000	691,020
Google Inc. - Class A (a)	750	425,258
		1,116,278
Investment Bank & Brokerage - 0.6%
The Goldman Sachs Group, Inc.	1,975	336,994

Leisure Equipment & Products - 1.0%
Brunswick Corporation	34,000	542,980

Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	20,000	478,000

Machinery - 1.8%
Danaher Corporation	12,000	958,920

Marine - 1.3%
Kirby Corporation (a)	18,000	686,700

Media - 0.8%
Time Warner Inc.	14,000	437,780

Metals & Mining - 2.4%
Newmont Mining Corporation	13,000	662,090
Peabody Energy Corporation	13,100	598,670
		1,260,760
Oil & Gas Exploration & Production Companies - 8.7%
Cabot Oil & Gas Corporation	15,300	563,040
ConocoPhillips	10,000	511,700
EnCana Corporation (b)	7,200	223,416
EOG Resources, Inc.	7,000	650,580
Exxon Mobil Corporation	12,000	803,760
Noble Energy, Inc.	10,000	730,000
The Williams Companies, Inc.	17,500	404,250
XTO Energy, Inc.	15,000	707,700
		4,594,446
Pharmaceuticals - 2.4%
Abbott Laboratories	15,000	790,200
Pfizer Inc.	26,800	459,620
		1,249,820
Professional Services - 0.9%
Robert Half International, Inc.	15,000	456,450

Semiconductor & Semiconductor Equipment - 1.8%
Intel Corporation	22,000	489,720
Texas Instruments, Incorporated	18,000	440,460
		930,180
Software - 4.4%
Microsoft Corporation	16,300	477,101
Nuance Communications, Inc. (a)	35,000	582,400
Oracle Corporation	50,000	1,284,500
		2,344,001
Specialty Retail - 7.1%
O'Reilly Automotive, Inc. (a)	10,000	417,100
PetSmart, Inc.	30,000	958,800
RadioShack Corporation	23,000	520,490
Tiffany & Co.	18,000	854,820
Tractor Supply Company	17,000	986,850
		3,738,060
Textiles, Apparel & Luxury Goods - 0.7%
VF Corporation	4,500	360,675

TOTAL COMMON STOCKS
(Cost $39,274,243)		50,236,062

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds (c) - 4.9%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	961,302	961,302
Federated Government Obligations Fund - Institutional Shares, 0.02%	1,623,797	1,623,797

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,585,099)		2,585,099

Total Investments - 100.0%
(Cost $41,859,342)		52,821,161

Liabilities in Excess of Other Assets - 0.0%		(24,168)

TOTAL NET ASSETS - 100.0%		$52,796,993

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$41,859,342
Gross unrealized appreciation	$12,126,515
Gross unrealized depreciation	(1,164,696)
Net unrealized appreciation	$10,961,819

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

	LKCM Balanced Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)
		Shares or
		Principal
		Amount	Value
	COMMON STOCKS - 70.4%
	Aerospace & Defense - 2.2%
	General Dynamics Corporation	1,700	$131,240
	Raytheon Company	3,132	178,900
			310,140
	Air Freight & Logistics - 0.9%
	United Parcel Service, Inc. - Class B	2,000	128,820

	Asset Management - 1.0%
	Bank of New York Mellon Corporation	4,470	138,033

	Beverages - 2.2%
	The Coca-Cola Company	2,900	159,500
	PepsiCo, Inc.	2,400	158,784
			318,284
	Biotechnology - 1.9%
	Charles River Laboratories International, Inc. (a)	3,100	121,861
	Gilead Sciences, Inc. (a)	3,400	154,632
			276,493
	Capital Markets - 1.2%
	Lazard Ltd. - Class A (b)	4,800	171,360

	Chemicals - 3.1%
	Air Products and Chemicals, Inc.	1,300	96,135
	E. I. du Pont de Nemours and Company	2,300	85,652
	FMC Corporation	2,400	145,296
	Monsanto Company	1,500	107,130
			434,213
	Commercial Banks - 4.1%
	Bank of America Corporation	11,800	210,630
	Cullen/Frost Bankers, Inc.	2,800	156,240
	Wells Fargo & Company	7,000	217,840
			584,710
	Commercial Services & Supplies - 1.0%
	Waste Management, Inc.	4,000	137,720

	Communications Equipment - 1.9%
	Cisco Systems, Inc. (a)	5,700	148,371
	Harris Corporation	2,600	123,474
			271,845
	Computers & Peripherals - 4.3%
	Apple Inc. (a)	1,100	258,423
	EMC Corporation (a)	8,600	155,144
	International Business Machines Corporation	1,500	192,375
			605,942
	Containers & Packaging - 0.8%
	Ball Corporation	2,000	106,760

	Diversified Financial Services - 1.5%
	JPMorgan Chase & Co.	4,900	219,275

	Diversified Telecommunication Services - 0.8%
	AT&T Inc.	4,500	116,280

	Electrical Equipment - 1.2%
	Emerson Electric Co.	3,300	166,122

	Electronic Equipment & Instruments - 1.2%
	National Instruments Corporation	5,000	166,750

	Energy Equipment & Services - 1.1%
	Schlumberger Limited (b)	2,500	158,650

	Food & Staples Retailing - 4.3%
	CVS Caremark Corporation	4,100	149,896
	The Kroger Co.	6,600	142,956
	Walgreen Company	4,300	159,487
	Wal-Mart Stores, Inc.	2,900	161,240
			613,579
	Health Care Equipment & Supplies - 2.6%
	Alcon, Inc. (b)	1,300	210,028
	Thermo Fisher Scientific, Inc. (a)	3,100	159,464
			369,492
	Health Care Providers & Services - 1.4%
	Express Scripts, Inc. (a)	2,000	203,520

	Household Products - 2.9%
	Colgate-Palmolive Company	2,000	170,520
	Kimberly-Clark Corporation	1,700	106,896
	The Procter & Gamble Company	2,100	132,867
			410,283
	Industrial Conglomerates - 1.3%
	General Electric Company	10,480	190,736

	Internet Software & Services - 1.2%
	Google Inc. - Class A (a)	300	170,103

	Investment Bank & Brokerage - 1.1%
	The Goldman Sachs Group, Inc.	900	153,567

	IT Services - 1.7%
	Accenture plc - Class A (b)	3,400	142,630
	Automatic Data Processing, Inc.	2,200	97,834
			240,464
	Life Sciences Tools & Services - 0.7%
	PerkinElmer, Inc.	4,000	95,600

	Machinery - 1.2%
	Danaher Corporation	2,200	175,802

	Media - 4.1%
	CBS Corporation - Class B	11,500	160,310
	DIRECTTV - Class A (a)	5,100	172,431
	Time Warner Inc.	4,800	150,096
	The Walt Disney Company	3,000	104,730
			587,567
	Multiline Retail - 1.1%
	Kohl's Corporation (a)	2,800	153,384

	Oil & Gas Exploration & Production Companies - 7.0%
	BP plc - ADR (b)	2,300	131,261
	Cabot Oil & Gas Corporation	3,000	110,400
	Chevron Corporation	1,795	136,115
	Denbury Resources Inc. (a)	7,000	118,090
	Devon Energy Corporation	1,700	109,531
	EOG Resources, Inc.	1,400	130,116
	Exxon Mobil Corporation	2,100	140,658
	XTO Energy, Inc.	2,582	121,819
			997,990
	Pharmaceuticals - 2.3%
	Abbott Laboratories	3,100	163,308
	Teva Pharmaceutical Industries Ltd. - ADR (b)	2,500	157,700
			321,008
	Professional Services - 0.6%
	Robert Half International, Inc.	3,000	91,290

	Software - 2.2%
	Nuance Communications, Inc. (a)	10,400	173,056
	Oracle Corporation	5,500	141,295
			314,351
	Specialty Retail - 3.3%
	The Home Depot, Inc.	6,000	194,100
	O'Reilly Automotive, Inc. (a)	3,200	133,472
	PetSmart, Inc.	4,300	137,428
			465,000
	Textiles, Apparel & Luxury Goods - 1.0%
	VF Corporation	1,800	144,270

	TOTAL COMMON STOCKS
	(Cost $7,604,797)		10,009,403

	CORPORATE BONDS - 25.5%
	Aerospace & Defense - 1.4%
	General Dynamics Corporation
	4.50%, 08/15/2010	$100,000	101,424
	United Technologies Corporation
	6.35%, 03/01/2011	100,000	104,930
			206,354
	Air Freight & Logistics - 0.4%
	United Parcel Service, Inc.
	3.875%, 04/01/2014	50,000	52,428

	Beverages - 3.0%
	Anheuser-Busch Companies, Inc.
	5.75%, 04/01/2010	57,000	57,000
	Anheuser-Busch Inbev Worldwide Inc.
	3.00%, 10/15/2012	150,000	154,119
	The Coca-Cola Company
	5.35%, 11/15/2017	100,000	110,188
	PepsiCo, Inc.
	4.65%, 02/15/2013	100,000	107,944
			429,251
	Chemicals - 1.2%
	E. I. du Pont de Nemours and Company
	3.25%, 01/15/2015	75,000	75,540
	Praxair, Inc.
	2.125%, 06/14/2013	100,000	100,321
			175,861
	Commercial Banks - 0.6%
	Wells Fargo & Company
	5.25%, 10/23/2012	75,000	80,850

	Commercial Services & Supplies - 0.7%
	Waste Management, Inc.
	7.375%, 08/01/2010	100,000	102,083

	Communications Equipment - 0.5%
	Cisco Systems, Inc.
	5.25%, 02/22/2011	75,000	78,070

	Computers & Peripherals - 1.8%
	Dell Inc.
	3.375%, 06/15/2012	100,000	103,976
	Hewlett-Packard Company:
	2.25%, 05/27/2011	50,000	50,783
	4.50%, 03/01/2013	100,000	107,143
			261,902
	Containers & Packaging - 0.6%
	Ball Corporation
	7.125%, 09/01/2016
	Callable 09/01/2013	75,000	80,062

	Diversified Telecommunication Services - 1.5%
	AT&T Inc.:
	5.875%, 02/01/2012	75,000	80,515
	5.10%, 09/15/2014	125,000	135,378
			215,893
	Electric Utilities - 0.7%
	Southern Company
	5.30%, 01/15/2012	100,000	106,358

	Electrical Equipment - 0.6%
	Emerson Electric Co.
	4.50%, 05/01/2013	75,000	80,664

	Food & Staples Retailing - 2.3%
	Costco Wholesale Corporation
	5.30%, 03/15/2012	100,000	107,473
	CVS Caremark Corporation
	5.75%, 06/01/2017	100,000	107,998
	Wal-Mart Stores, Inc.
	4.55%, 05/01/2013	100,000	107,601
			323,072
	Food Products - 0.4%
	McCormick & Company, Incorporated
	5.25%, 09/01/2013	50,000	54,541

	Hotels, Restaurants & Leisure - 0.5%
	McDonald's Corporation
	6.00%, 04/15/2011	75,000	78,988

	Household Products - 0.8%
	The Procter & Gamble Company
	4.60%, 01/15/2014	100,000	107,537

	Industrial Conglomerates - 0.8%
	General Electric Company
	5.00%, 02/01/2013	100,000	107,869

	Insurance - 0.8%
	Berkshire Hathaway Inc.
	4.85%, 01/15/2015	100,000	107,606

	Investment Bank & Brokerage - 1.0%
	The Goldman Sachs Group, Inc.:
	5.25%, 04/01/2013	100,000	106,683
	5.50%, 11/15/2014	35,000	37,585
			144,268
	Metals & Mining - 0.7%
	Alcoa Inc.
	5.375%, 01/15/2013	100,000	104,825

	Multiline Retail - 0.4%
	J.C. Penney Co., Inc.
	7.65%, 08/15/2016	50,000	55,000

	Multi-Utilities & Unregulated Power - 0.4%
	Duke Energy Corp.
	6.25%, 01/15/2012	50,000	54,282

	Oil & Gas Exploration & Production Companies - 2.9%
	Apache Corporation
	5.625%, 01/15/2017	75,000	82,504
	ConocoPhillips
	5.50%, 04/15/2013	100,000	109,611
	EOG Resources, Inc.
	6.125%, 10/01/2013	100,000	112,371
	Noble Energy, Inc.
	5.25%, 04/15/2014	100,000	105,804
			410,290
	Pharmaceuticals - 0.4%
	Abbott Laboratories
	5.15%, 11/30/2012	50,000	54,714

	Software - 1.1%
	Oracle Corporation
	5.00%, 01/15/2011	150,000	155,157

	TOTAL CORPORATE BONDS
	(Cost $3,475,126)		3,627,925

	U.S. GOVERNMENT & AGENCY ISSUES - 0.8%
	Fannie Mae - 0.8%
	5.00%, 02/16/2012	100,000	107,146

	TOTAL U.S. GOVERNMENT & AGENCY ISSUES
	(Cost $99,450)		107,146

	SHORT-TERM INVESTMENTS - 3.0%
	Corporate Bonds - 0.5%
	The Home Depot, Inc.
	4.625%, 08/15/2010	75,000	76,099

	Money Market Funds (c) - 2.5%
	Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	17,995	17,995
	Federated Government Obligations Fund - Institutional Shares, 0.02%	339,015	339,015
			357,010
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $433,021)		433,109

	Total Investments - 99.7%
	(Cost $11,612,394)		14,177,583

	Other Assets in Excess of Liabilities - 0.3%		36,354

	TOTAL NET ASSETS - 100.0%		$14,213,937

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$11,612,394
Gross unrealized appreciation	$2,681,737
Gross unrealized depreciation	(116,548)
Net unrealized appreciation	$2,565,189

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Fixed Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 87.1%
Aerospace & Defense - 3.3%
General Dynamics Corporation:
4.25%, 05/15/2013	$250,000	$267,222
5.25%, 02/01/2014	225,000	247,426
5.375%, 08/15/2015	1,375,000	1,515,632
Lockheed Martin Corporation
7.65%, 05/01/2016	1,250,000	1,506,211
Rockwell Collins, Inc.
4.75%, 12/01/2013	430,000	455,191
United Technologies Corporation:
7.125%, 11/15/2010	250,000	260,170
6.10%, 05/15/2012	700,000	765,919
		5,017,771
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
3.875%, 04/01/2014	625,000	655,350

Asset Management - 0.6%
Mellon Funding Corporation
6.40%, 05/14/2011	892,000	943,335

Beverages - 4.9%
Anheuser-Busch Inbev Worldwide Inc.
3.00%, 10/15/2012	2,000,000	2,054,926
The Coca-Cola Company:
5.75%, 03/15/2011	1,000,000	1,046,996
3.625%, 03/15/2014	400,000	416,493
5.35%, 11/15/2017	1,500,000	1,652,820
PepsiCo, Inc.:
4.65%, 02/15/2013	1,035,000	1,117,215
7.90%, 11/01/2018	1,000,000	1,240,564
		7,529,014
Building Products - 1.1%
Masco Corporation
5.875%, 07/15/2012	1,645,000	1,720,930

Chemicals - 3.1%
E. I. du Pont de Nemours and Company
3.25%, 01/15/2015	1,775,000	1,787,767
The Lubrizol Corporation
5.50%, 10/01/2014	1,579,000	1,713,487
Praxair, Inc.:
6.375%, 04/01/2012	925,000	1,012,944
5.25%, 11/15/2014	200,000	218,889
		4,733,087
Commercial Banks - 1.8%
Bank of America Corporation:
7.375%, 05/15/2014	1,000,000	1,125,548
5.375%, 06/15/2014	1,025,000	1,076,849
Frost National Bank,
6.875%, 08/01/2011	500,000	529,193
		2,731,590
Commercial Services & Supplies - 3.4%
Allied Waste North America Inc.:
6.50%, 11/15/2010	450,000	465,082
5.75%, 02/15/2011	550,000	570,818
Pitney Bowes Inc.:
4.625%, 10/01/2012	500,000	532,705
3.875%, 06/15/2013	400,000	420,634
Republic Services, Inc.
5.50%, 09/15/2019	1,000,000	1,026,026
Waste Management, Inc.
7.375%, 08/01/2010	2,099,000	2,142,718
		5,157,983
Communications Equipment - 3.3%
Cisco Systems, Inc.:
5.25%, 02/22/2011	650,000	676,610
2.90%, 11/17/2014	340,000	344,624
5.50%, 02/22/2016	1,000,000	1,115,727
4.95%, 02/15/2019	700,000	729,259
Harris Corporation:
5.00%, 10/01/2015	1,088,000	1,130,455
6.375%, 06/15/2019	900,000	982,941
		4,979,616
Computers & Peripherals - 5.7%
Dell Inc.:
3.375%, 06/15/2012	1,175,000	1,221,714
5.625%, 04/15/2014	750,000	826,060
Hewlett-Packard Company:
4.25%, 02/24/2012	150,000	158,530
6.50%, 07/01/2012	700,000	775,004
4.50%, 03/01/2013	1,295,000	1,387,501
International Business Machines Corporation:
4.95%, 03/22/2011	875,000	909,947
2.10%, 05/06/2013	1,750,000	1,763,536
5.70%, 09/14/2017	1,500,000	1,664,821
		8,707,113
Consumer Finance - 0.7%
Western Union Company
5.93%, 10/01/2016	1,000,000	1,107,392

Containers & Packaging - 2.9%
Ball Corporation:
6.875%, 12/15/2012
Callable 12/15/2010	800,000	808,000
7.125%, 09/01/2016
Callable 09/01/2013	1,825,000	1,948,187
Packaging Corp. of America
5.75%, 08/01/2013	1,500,000	1,597,359
		4,353,546
Diversified Manufacturing - 1.1%
Honeywell International Inc.:
4.25%, 03/01/2013	1,300,000	1,376,926
3.875%, 02/15/2014	270,000	283,017
		1,659,943
Diversified Telecommunication Services - 3.6%
AT&T Inc.:
6.25%, 03/15/2011	200,000	210,303
5.10%, 09/15/2014	1,750,000	1,895,289
BellSouth Corporation
6.00%, 10/15/2011	1,000,000	1,070,753
Verizon Communications Inc.:
5.25%, 04/15/2013	275,000	300,649
5.55%, 02/15/2016	1,000,000	1,094,659
5.50%, 02/15/2018	875,000	928,877
		5,500,530
Electric Utilities - 0.7%
Southern Power Co.
4.875%, 07/15/2015	1,050,000	1,111,931

Electrical Equipment - 0.3%
Emerson Electric Co.
4.50%, 05/01/2013	425,000	457,093

Energy Equipment & Services - 1.6%
Baker Hughes Incorporated
6.50%, 11/15/2013	725,000	829,662
Weatherford International, Inc. (b)
6.35%, 06/15/2017	1,550,000	1,667,072
		2,496,734
Food & Staples Retailing - 6.2%
Costco Wholesale Corporation
5.30%, 03/15/2012	700,000	752,313
CVS Caremark Corporation:
5.75%, 08/15/2011	550,000	581,625
4.875%, 09/15/2014	330,000	351,936
5.75%, 06/01/2017	2,750,000	2,969,942
Sysco Corporation
4.20%, 02/12/2013	1,175,000	1,246,137
Walgreen Company
4.875%, 08/01/2013	1,955,000	2,129,973
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	1,400,000	1,506,407
		9,538,333
Food Products - 1.7%
The Hershey Company
4.85%, 08/15/2015	1,000,000	1,057,020
McCormick & Company, Incorporated
5.25%, 09/01/2013	1,450,000	1,581,698
		2,638,718
Health Care Equipment & Supplies - 3.7%
Fisher Scientific International Inc.
6.125%, 07/01/2015
Callable 07/01/2010	1,850,000	1,921,824
Medtronic, Inc.
4.50%, 03/15/2014	900,000	960,896
Thermo Fisher Scientific, Inc. (a):
2.15%, 12/28/2012 (Acquired 12/23/2009 through 12/29/2009,
Aggregate Cost $1,891,622)	1,900,000	1,894,773
3.25%, 11/20/2014 (Acquired 01/21/2010, Cost $896,994)	900,000	887,238
		5,664,731
Health Care Providers & Services - 1.4%
Express Scripts, Inc.:
5.25%, 06/15/2012	950,000	1,013,468
6.25%, 06/15/2014	1,000,000	1,108,963
		2,122,431
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corporation:
6.00%, 04/15/2011	1,000,000	1,053,172
5.35%, 03/01/2018	1,000,000	1,086,205
		2,139,377
Household Durables - 1.3%
Jarden Corporation
7.50%, 05/01/2017
Callable 05/01/2012	1,900,000	1,935,625

Household Products - 2.3%
Kimberly-Clark Corporation
5.625%, 02/15/2012	1,000,000	1,081,841
The Procter & Gamble Company:
1.375%, 08/01/2012	1,000,000	1,000,707
4.60%, 01/15/2014	475,000	510,799
8.00%, 09/01/2024
Putable 09/01/2014	775,000	961,577
		3,554,924
Industrial Conglomerates - 2.2%
3M Co.
4.375%, 08/15/2013	1,500,000	1,610,295
General Electric Company
5.00%, 02/01/2013	1,600,000	1,725,898
		3,336,193
Insurance - 0.9%
Berkshire Hathaway Inc.
4.85%, 01/15/2015	1,225,000	1,318,172

Investment Bank & Brokerage - 1.4%
The Goldman Sachs Group, Inc.:
3.625%, 08/01/2012	1,000,000	1,036,170
5.125%, 01/15/2015	1,000,000	1,055,938
		2,092,108
Machinery - 0.6%
Dover Corporation
6.50%, 02/15/2011	925,000	971,408

Media - 3.2%
Time Warner Inc.
5.50%, 11/15/2011	1,194,000	1,267,645
Viacom Inc.
6.625%, 05/15/2011	1,600,000	1,680,714
The Walt Disney Company:
4.70%, 12/01/2012	225,000	242,866
5.625%, 09/15/2016	1,500,000	1,683,543
		4,874,768
Metals & Mining - 3.6%
Alcoa Inc.:
6.00%, 01/15/2012	1,310,000	1,383,193
5.375%, 01/15/2013	590,000	618,466
5.55%, 02/01/2017	500,000	502,976
Peabody Energy Corporation:
6.875%, 03/15/2013
Callable 06/18/2010	2,000,000	2,032,500
5.875%, 04/15/2016
Callable 06/18/2010	1,000,000	1,000,000
		5,537,135
Multiline Retail - 0.8%
J.C. Penney Co., Inc.
7.65%, 08/15/2016	600,000	660,000
Kohl's Corporation
6.25%, 12/15/2017	282,000	314,211
Target Corporation
6.35%, 01/15/2011	300,000	314,020
		1,288,231
Multi-Utilities & Unregulated Power - 0.7%
Duke Energy Corp.
6.25%, 01/15/2012	1,000,000	1,085,648

Oil & Gas Drilling - 1.0%
Transocean Inc. (b)
6.625%, 04/15/2011	1,500,000	1,578,534

Oil & Gas Exploration & Production Companies - 7.5%
Apache Corporation
6.25%, 04/15/2012	1,593,000	1,740,249
Burlington Resources Finance Company (b)
6.68%, 02/15/2011	985,000	1,036,987
Conoco Funding Company (b)
6.35%, 10/15/2011	500,000	539,555
ConocoPhillips
4.75%, 10/15/2012	875,000	942,462
Devon Financing Corp. ULC (b)
6.875%, 09/30/2011	1,000,000	1,079,397
EOG Resources, Inc.
6.125%, 10/01/2013	1,500,000	1,685,573
Marathon Oil Corporation
5.90%, 03/15/2018	1,000,000	1,068,519
Noble Energy, Inc.
5.25%, 04/15/2014	1,500,000	1,587,054
Range Resources Corporation
8.00%, 05/15/2019
Callable 5/15/2014	500,000	536,250
XTO Energy, Inc.
6.25%, 04/15/2013	1,150,000	1,284,916
		11,500,962
Pharmaceuticals - 2.5%
Abbott Laboratories
5.15%, 11/30/2012	675,000	738,638
Eli Lilly & Company
4.20%, 03/06/2014	950,000	1,008,074
Teva Pharmaceutical Industries Ltd.
5.55%, 02/01/2016	1,860,000	2,039,081
		3,785,793
Road & Rail - 2.7%
Burlington Northern Santa Fe Corporation:
6.75%, 07/15/2011	1,970,000	2,096,691
5.65%, 05/01/2017	185,000	198,580
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	803,682
Union Pacific Corporation
6.125%, 01/15/2012	1,000,000	1,081,559
		4,180,512
Software - 2.2%
Microsoft Corporation
2.95%, 06/01/2014	1,910,000	1,941,020
Oracle Corporation
5.25%, 01/15/2016	1,257,000	1,386,498
		3,327,518
Specialty Retail - 1.3%
Lowe's Companies, Inc.
5.00%, 10/15/2015	525,000	575,502
The Sherwin-Williams Company
3.125%, 12/15/2014	1,450,000	1,458,710
		2,034,212
TOTAL CORPORATE BONDS
(Cost $126,504,402)		133,368,291

PREFERRED STOCKS - 0.6%
Investment Bank & Brokerage - 0.6%
The Goldman Sachs Group, Inc.	40,000	$877,600
Callable 04/25/2010

TOTAL PREFERRED STOCKS
(Cost $1,000,000)		877,600

U.S. GOVERNMENT & AGENCY ISSUES - 5.4%
Fannie Mae - 0.7%
5.00%, 03/15/2016	1,000,000	1,097,543

Federal Home Loan Bank - 1.1%
5.50%, 08/13/2014	500,000	563,219
4.875%, 05/17/2017	1,000,000	1,082,745
		1,645,964
Freddie Mac - 1.4%
5.55%, 10/04/2016
Callable 10/04/2011	1,500,000	1,590,017
5.125%, 11/17/2017	500,000	548,396
		2,138,413
U.S. Treasury Inflation Indexed Bonds - 1.2%
2.375%, 04/15/2011	491,265	507,462
3.375%, 01/15/2012	1,220,330	1,306,801
		1,814,263
U.S. Treasury Notes - 1.0%
4.25%, 11/15/2014	500,000	541,992
4.25%, 08/15/2015	500,000	540,001
4.50%, 02/15/2016	500,000	544,805
		1,626,798
TOTAL US GOVERNMENT & AGENCY ISSUES
(Cost $7,818,356)		8,322,981

SHORT-TERM INVESTMENTS - 5.1%
Corporate Bonds - 2.2%
Allied Waste North America Inc.
5.75%, 02/15/2011	300,000	311,355
The Home Depot, Inc.
4.625%, 08/15/2010	3,040,000	3,084,542
		3,395,897
Money Market Funds (c) - 2.9%
Federated Government Obligations Fund - Institutional Shares, 0.02%	4,448,176	4,448,176

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,842,697)		7,844,073

Total Investments - 98.2%
(Cost $143,165,455)		150,412,945

Other Assets in Excess of Liabilities - 1.8%		2,711,597

TOTAL NET ASSETS - 100.0%		$153,124,542

(a) Restricted security, purchased in Rule 144A private offering. Resale to the public may require registration or may extend only to qualified institutional buyers.
(b) U.S. Dollar-denominated foreign security.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$143,165,455
Gross unrealized appreciation	$7,442,021
Gross unrealized depreciation	(194,531)
Net unrealized appreciation	$7,247,490

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM International Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
AUSTRALIA - 5.4%
Airlines - 0.3%
Qantas Airways Limited	41,247	$107,495

Beverages - 0.1%
Foster's Group Limited	10,547	51,199

Chemicals - 0.2%
Incitec Pivot Limited	26,404	84,077

Commercial Banks - 1.7%
Australia and New Zealand Banking Group Limited	6,757	157,246
Commonwealth Bank of Australia	3,201	165,346
National Australia Bank Limited	8,340	210,616
Westpac Banking Corporation	7,725	197,354
		730,562
Commercial Services & Supplies - 0.2%
Brambles Limited	9,264	62,568

Containers & Packaging - 0.5%
Amcor Limited	32,142	188,474

Diversified Operations - 0.8%
BHP Billiton Limited	8,642	345,683

Food & Staples Retailing - 0.1%
Wesfarmers Ltd.	1,514	44,166

Insurance - 0.1%
Insurance Australia Group Limited	11,932	42,484

Media - 0.2%
News Corporation - Class B	5,997	101,808

Metals & Mining - 0.3%
Newcrest Mining Limited	1,502	45,236
Rio Tinto Limited	1,183	85,110
		130,346
Oil & Gas Exploration & Production Companies - 0.4%
Origin Energy Limited	5,968	90,637
Santos Limited	7,051	94,855
		185,492
Road & Rail - 0.5%
Asciano Group (a)	66,624	115,855
Toll Holdings Limited	16,159	110,026
		225,881

Total Australia		2,300,235

DENMARK - 0.8%
Beverages - 0.8%
Carlsberg A/S - B Shares	4,343	364,504

Total Denmark		364,504

FRANCE - 9.2%
Automobiles - 1.0%
Renault SA (a)	9,540	447,119

Commercial Banks - 1.7%
BNP Paribas	9,399	721,828

Electronic Equipment & Instruments - 1.9%
Alstom	13,212	823,899

Food & Staples Retailing - 1.0%
Carrefour SA	8,599	414,456

Pharmaceuticals - 1.7%
Sanofi-Aventis	9,782	729,178

Road & Rail - 1.9%
Groupe Eurotunnel SA (a)	42,155	429,589
Groupe Eurotunnel SA	35,958	366,438
		796,027

Total France		3,932,507

GERMANY - 9.4%
Automobiles - 3.6%
Continental AG (a)	11,253	570,645
Daimler AG	20,714	975,157
		1,545,802
Chemicals - 3.8%
BASF SE	13,533	839,347
Bayer AG	11,677	789,843
		1,629,190
Food & Staples Retailing - 0.3%
Metro AG	2,583	153,226

Insurance - 1.7%
Allianz SE	5,769	723,326

Total Germany		4,051,544

HONG KONG - 1.8%
Commercial Banks - 0.2%
BOC Hong Kong (Holdings) Limited	36,500	87,063

Diversified Operations - 0.6%
First Pacific Company Limited	102,000	66,080
Hutchison Whampoa Limited	15,000	109,734
Wharf (Holdings) Limited	14,000	78,887
		254,701
Electric Utilities - 0.1%
Hongkong Electric Holdings Limited	9,000	53,379

Gas Utilities - 0.1%
Hong Kong and China Gas Company Limited	22,000	54,857

Marine - 0.2%
Orient Overseas International Ltd	6,500	48,179
Shun Tak Holdings Limited	76,000	49,040
		97,219
Real Estate - 0.3%
Sun Hung Kai Properties Limited	7,000	105,303

Specialty Retail - 0.3%
Esprit Holdings Limited	14,832	117,006

Total Hong Kong		769,528

JAPAN - 28.8%
Auto Components - 0.5%
BRIDGESTONE CORPORATION	13,000	221,928

Automobiles - 2.3%
Fuji Heavy Industries Ltd.	46,000	238,143
Toyota Motor Corporation	18,200	729,051
		967,194
Building Products - 0.6%
Asahi Glass Company, Limited	9,000	101,369
Nippon Sheet Glass Company, Limited	58,000	171,227
		272,596
Chemicals - 0.5%
Mitsui Chemicals, Inc.	72,000	217,948

Commercial Banks - 3.6%
The Bank of Yokohama, Ltd.	38,000	186,158
Mitsubishi UFJ Financial Group, Inc.	126,400	662,488
Sumitomo Mitsui Financial Group, Inc.	21,558	712,528
		1,561,174
Commercial Services & Supplies - 0.8%
FUJIFILM Holdings Corporation	6,700	230,763
TOPPAN PRINTING CO., LTD.	14,000	126,388
		357,151
Computers & Peripherals - 0.4%
NEC Corporation	54,000	162,306

Construction & Engineering - 0.4%
TAISEI CORPORATION	77,000	169,665

Distributors - 1.4%
Marubeni Corporation	30,000	186,437
MITSUI & CO., LTD.	25,000	420,098
		606,535
Electronic Equipment & Instruments - 4.8%
Hitachi, Ltd. (a)	140,000	522,623
NIDEC CORPORATION	2,400	257,226
OMRON Corporation	16,500	382,982
PIONEER CORPORATION (a)	55,700	204,355
Shimadzu Corporation	27,000	216,312
Sony Corporation	4,700	179,976
Taiyo Yuden Co., Ltd.	9,000	142,186
TOSHIBA CORPORATION (a)	26,000	134,325
		2,039,985
Financial Services - 0.5%
ORIX Corporation	2,580	228,775

Household Durables - 0.6%
Makita Corporation	7,500	247,085

Insurance - 0.6%
T & D Holdings, Inc.	10,350	244,995

Investment Bank & Brokerage - 0.6%
Nomura Holdings, Inc.	34,933	257,448

IT Services - 0.3%
ITOCHU Techno-Solutions Corporation	4,000	131,351

Machinery - 2.6%
FUJI ELECTRIC HOLDINGS CO., LTD (a)	81,000	220,933
Mitsubishi Heavy Industries, Ltd.	51,000	211,114
MORI SEIKI CO., LTD.	10,200	125,795
SUMITOMO HEAVY INDUSTRIES, LTD. (a)	91,000	548,005
		1,105,847
Marine - 0.9%
Kawasaki Kisen Kaisha, Ltd. (a)	50,000	199,487
Nippon Yusen Kabushiki Kaisha	52,000	205,241
		404,728
Metals & Mining - 1.8%
JFE Holdings, Inc.	4,100	165,114
Mitsui Mining & Smelting Company, Limited	75,000	224,623
Sumitomo Metal Industries, Ltd.	72,000	217,948
TOHO TITANIUM COMPANY, LIMITED	7,000	173,334
		781,019
Office Electronics - 1.0%
CANON INC.	9,000	416,836

Oil & Gas Exploration & Production Companies - 0.4%
COSMO OIL COMPANY, LIMITED	63,000	152,294

Real Estate - 1.7%
DAITO TRUST CONSTRUCTION CO., LTD.	2,600	125,425
Mitsubishi Estate Company Ltd.	11,000	180,020
NTT URBAN DEVELOPMENT CORPORATION	317	267,868
Sumitomo Realty & Development Co., Ltd.	8,000	152,230
		725,543
Semiconductor & Semiconductor Equipment - 0.8%
SUMCO CORPORATION (a)	6,300	133,965
Tokyo Electron Limited	3,300	218,847
		352,812
Software - 0.5%
Nintendo Co., Ltd.	600	200,877

Specialty Retail - 0.7%
YAMADA DENKI CO., LTD.	4,070	300,385

Wireless Telecommunication Services - 0.5%
NTT DoCoMo, Inc.	135	205,626

Total Japan		12,332,103

LUXEMBOURG - 1.7%
Metals & Mining - 1.7%
ArcelorMittal	17,016	746,711

Total Luxembourg		746,711

NETHERLANDS - 4.9%
Diversified Financial Services - 1.7%
ING Groep N.V. (a)	74,471	743,523

Oil & Gas Exploration & Production Companies - 2.4%
Royal Dutch Shell plc - Class A	35,499	1,026,785

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding N.V.	9,046	323,290

Total Netherlands		2,093,598

NORWAY - 1.6%
Oil & Gas Exploration & Production Companies - 1.6%
StatoilHydro ASA	29,402	680,730

Total Norway		680,730

SINGAPORE - 0.7%
Commercial Banks - 0.2%
United Overseas Bank Limited	16,000	99,618

Diversified Operations - 0.2%
Keppel Corporation Limited	11,000	71,711

Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Limited	37,000	83,841

Food Products - 0.1%
Wilmar International Ltd.	7,000	33,525

Total Singapore		288,695

SPAIN - 1.9%
Diversified Telecommunication Services - 1.9%
Telefonica S.A.	34,947	827,913

Total Spain		827,913

SWEDEN - 1.3%
Machinery - 1.3%
Sandvik AB	43,727	546,542

Total Sweden		546,542

SWITZERLAND - 2.2%
Capital Markets - 2.2%
Credit Suisse Group AG	18,543	955,816

Total Switzerland		955,816

UNITED KINGDOM - 25.0%
Airlines - 1.6%
British Airways PLC (a)	191,382	705,724

Beverages - 0.8%
SABMiller plc	11,042	323,730

Commercial Banks - 6.2%
Barclays plc	159,173	870,285
Lloyds Banking Group plc (a)	1,232,975	1,174,449
Royal Bank of Scotland Group plc (a)	910,365	607,849
		2,652,583
Diversified Operations - 1.7%
Rolls-Royce Group plc (a)	82,397	744,596

Food & Staples Retailing - 1.5%
Tesco plc	99,569	657,946

Hotels, Restaurants & Leisure - 0.8%
Carnival plc	8,073	331,383

Metals & Mining - 6.2%
African Barrick Gold Ltd. (a)	37,219	329,559
Petra Diamonds Limited (a)	211,603	234,408
Rio Tinto plc	11,068	655,870
Xstrata plc	75,618	1,432,655
		2,652,492
Oil & Gas Exploration & Production Companies - 2.6%
Cairn Energy PLC (a)	65,097	411,931
Tullow Oil plc	35,942	681,774
		1,093,705
Pharmaceuticals - 2.3%
AstraZeneca plc	22,141	987,471

Tobacco - 1.3%
Imperial Tobacco Group plc	18,549	565,776

Total United Kingdom		10,715,406

TOTAL COMMON STOCKS
(Cost $38,419,359)		40,605,832

PREFERRED STOCKS - 2.7%
GERMANY - 2.7%
Automobiles - 2.7%
Porsche Automobil Holding SE	11,580	706,721
Volkswagen AG	3,660	335,657
Volkswagen AG - Unlisted (a)	955	86,693
		1,129,071
TOTAL PREFERRED STOCKS
(Cost $1,134,169)		1,129,071

RIGHTS - 0.0%
GERMANY - 0.0%
Automobiles - 0.0%
Volkswagen AG (a)	3,660	2,274

TOTAL RIGHTS
(Cost $1,976)		2,274

Total Investments - 97.4%
(Cost $39,555,504)		41,737,177

Other Assets in Excess of Liabilities - 2.6%		1,134,307

TOTAL NET ASSETS - 100.0%		$42,871,484

(a) Non-income producing security.

Forward Currency Exchange Contracts
At March 31, 2010, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized appreciation of $84,041 as of March 31, 2010. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		March 31, 2010	be Received		March 31, 2010	Asset	Liability
4/23/2010	1,080,000	EURO	$ 1,458,741	1,585,737	AUD	$ 1,451,536	$ 11,449	$ 18,654
4/23/2010	1,790,000	EURO	2,417,728	2,556,764	SF	2,425,284	42,909	35,353
4/23/2010	1,295,285	GBP	1,965,315	1,450,000	EURO	1,958,495	26,449	33,269
4/23/2010	235,142,190	JPY	2,515,472	1,920,000	EURO	2,593,317	77,845	-
4/23/2010	2,403,180	NK	403,931	300,000	EURO	405,206	5,472	4,197
4/23/2010	460,000	EURO	621,316	4,456,204	SK	617,181	4,484	8,619
4/23/2010	1,530,000	GBP	2,321,375	2,291,688	USD	2,291,688	-	29,687
4/28/2010	423,000	GBP	641,811	641,266	USD	641,266	-	545
4/28/2010	440,666,520	JPY	4,714,243	4,760,000	USD	4,760,000	45,757	-
			$ 17,059,932			$ 17,143,973	$ 214,365	$ 130,324

AUD	Australian Dollar
EURO	Euro
GBP	British Pound
JPY	Japanese Yen
NK	Norwegian Kroner
SF	Swiss Franc
SK	Swedish Krona
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$39,555,504
Gross unrealized appreciation	$4,378,960
Gross unrealized depreciation	(2,197,287)
Net unrealized appreciation	$2,181,673

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Value Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	8,500	$474,725

Asset Management - 1.8%
Bank of New York Mellon Corporation	22,500	694,800

Auto Components - 1.8%
LKQ Corporation (a)	35,000	710,500

Beverages - 2.4%
The Coca-Cola Company	10,000	550,000
PepsiCo, Inc.	6,000	396,960
		946,960
Biotechnology - 1.5%
Gilead Sciences, Inc. (a)	12,500	568,500

Building Products - 2.0%
Masco Corporation	50,000	776,000

Capital Markets - 2.3%
Lazard Ltd. - Class A (b)	25,000	892,500

Chemicals - 3.0%
FMC Corporation	12,500	756,750
Praxair, Inc.	5,000	415,000
		1,171,750
Commercial Banks - 4.1%
BOK Financial Corporation	17,500	917,700
Wells Fargo & Company	22,500	700,200
		1,617,900
Commercial Services & Supplies - 1.8%
Waste Management, Inc.	20,000	688,600

Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	25,000	650,750

Computers & Peripherals - 5.2%
Brocade Communications Systems, Inc. (a)	110,000	628,100
EMC Corporation (a)	50,000	902,000
International Business Machines Corporation	4,020	515,565
		2,045,665
Consumer Finance - 2.4%
American Express Company	22,500	928,350

Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	22,500	1,006,875

Diversified Telecommunication Services - 3.4%
AT&T Inc.	25,000	646,000
Verizon Communications Inc.	22,500	697,950
		1,343,950
Electrical Equipment - 2.8%
Emerson Electric Co.	10,000	503,400
Roper Industries, Inc.	10,400	601,536
		1,104,936
Electronic Equipment & Instruments - 1.5%
National Instruments Corporation	17,500	583,625

Energy Equipment & Services - 3.4%
Nabors Industries Ltd. (a) (b)	20,000	392,600
Noble Corporation (b)	10,000	418,200
Schlumberger Limited (b)	8,400	533,064
		1,343,864
Food & Staples Retailing - 1.4%
CVS Caremark Corporation	15,000	548,400

Health Care Equipment & Supplies - 6.1%
DENTSPLY International Inc.	17,500	609,875
ResMed Inc. (a)	17,500	1,113,875
Thermo Fisher Scientific, Inc. (a)	12,500	643,000
		2,366,750
Insurance - 2.1%
HCC Insurance Holdings, Inc.	30,000	828,000

Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	45,000	1,413,450

IT Services - 1.6%
Accenture plc - Class A (b)	15,000	629,250

Leisure Equipment & Products - 1.6%
Brunswick Corporation	40,000	638,800

Machinery - 1.8%
Danaher Corporation	9,000	719,190

Media - 3.8%
CBS Corporation - Class B	70,000	975,800
Cinemark Holdings, Inc.	27,500	504,350
		1,480,150
Metals & Mining - 2.1%
Peabody Energy Corporation	17,500	799,750

Multiline Retail - 2.5%
Kohl's Corporation (a)	17,500	958,650

Multi-Utilities & Unregulated Power - 2.2%
Duke Energy Corporation	40,000	652,800
MDU Resources Group, Inc.	10,000	215,800
		868,600
Oil & Gas Exploration & Production Companies - 7.7%
Cabot Oil & Gas Corporation	15,000	552,000
ConocoPhillips	8,000	409,360
Denbury Resources Inc. (a)	35,000	590,450
EXCO Resources, Inc.	30,000	551,400
Exxon Mobil Corporation	5,000	334,900
Range Resources Corporation	12,300	576,501
		3,014,611
Personal Products - 2.0%
Avon Products, Inc.	22,500	762,075

Professional Services - 2.0%
Robert Half International, Inc.	25,000	760,750

Software - 3.5%
Nuance Communications, Inc. (a)	40,000	665,600
Oracle Corporation	27,500	706,475
		1,372,075
Specialty Retail - 7.4%
Collective Brands, Inc. (a)	20,000	454,800
Foot Locker, Inc.	52,500	789,600
The Home Depot, Inc.	12,800	414,080
PetSmart, Inc.	17,500	559,300
RadioShack Corporation	30,000	678,900
		2,896,680

TOTAL COMMON STOCKS
(Cost $31,545,937)		37,607,431

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds (c) - 3.9%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	518,657	518,657
Federated Government Obligations Fund - Institutional Shares, 0.02%	1,006,324	1,006,324

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,524,981)		1,524,981

Total Investments - 100.2%
(Cost $33,070,918)		39,132,412

Liabilities in Excess of Other Assets - (0.2)%		(77,388)

TOTAL NET ASSETS - 100.0%		$39,055,024

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$33,070,918
Gross unrealized appreciation	$6,436,951
Gross unrealized depreciation	(375,457)
Net unrealized appreciation	$6,061,494

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Growth Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Aerospace & Defense - 3.5%
Rockwell Collins, Inc.	20,000	$1,251,800

Air Freight & Logistics - 3.7%
C.H. Robinson Worldwide, Inc.	7,000	390,950
FedEx Corp.	10,000	934,000
		1,324,950
Beverages - 1.6%
The Coca-Cola Company	10,000	550,000

Biotechnology - 1.3%
Gilead Sciences, Inc. (a)	10,000	454,800

Capital Markets - 1.5%
T. Rowe Price Group Inc.	10,000	549,300

Chemicals - 3.3%
FMC Corporation	15,000	908,100
Monsanto Company	3,500	249,970
		1,158,070
Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	15,000	534,000

Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	20,000	520,600
Research In Motion Limited (a) (b)	5,000	369,750
		890,350
Computers & Peripherals - 11.3%
Apple Inc. (a)	4,000	939,720
EMC Corporation (a)	40,000	721,600
Hewlett-Packard Company	20,000	1,063,000
International Business Machines Corporation	10,000	1,282,500
		4,006,820
Construction & Engineering - 1.5%
Foster Wheeler AG (a) (b)	20,000	542,800

Distributors - 1.6%
Fastenal Company	12,000	575,880

Diversified Financial Services - 5.1%
JPMorgan Chase & Co.	10,000	447,500
Visa Inc. - Class A	15,000	1,365,450
		1,812,950
Electrical Equipment - 2.8%
Emerson Electric Co.	20,000	1,006,800

Electronic Equipment & Instruments - 2.0%
National Instruments Corporation	12,000	400,200
Trimble Navigation Limited (a)	11,000	315,920
		716,120
Energy Equipment & Services - 1.0%
Halliburton Co.	12,000	361,560

Food & Staples Retailing - 4.4%
Costco Wholesale Corporation	10,000	597,100
CVS Caremark Corporation	11,000	402,160
Walgreen Company	15,000	556,350
		1,555,610
Health Care Equipment & Supplies - 4.5%
Covidien plc (b)	8,000	402,240
DENTSPLY International Inc.	20,000	697,000
Thermo Fisher Scientific, Inc. (a)	10,000	514,400
		1,613,640
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)	4,000	407,040

Hotels, Restaurants & Leisure - 2.3%
Carnival Corporation (b)	15,000	583,200
Starbucks Corporation (a)	10,000	242,700
		825,900
Household Products - 4.9%
Colgate-Palmolive Company	8,000	682,080
Energizer Holdings, Inc. (a)	10,000	627,600
The Procter & Gamble Company	7,000	442,890
		1,752,570
Insurance - 2.0%
Prudential Financial, Inc.	12,000	726,000

Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	20,700	650,187
Amazon.com, Inc. (a)	2,000	271,460
Google Inc. - Class A (a)	2,500	1,417,525
		2,339,172
Investment Bank & Brokerage - 1.2%
Morgan Stanley	15,000	439,350

Life Sciences Tools & Services - 1.3%
PerkinElmer, Inc.	20,000	478,000

Machinery - 2.3%
Danaher Corporation	10,000	799,100

Metals & Mining - 1.4%
Reliance Steel & Aluminum Co.	10,000	492,300

Oil & Gas Exploration & Production Companies - 5.4%
Brigham Exploration Company (a)	30,000	478,500
Denbury Resources Inc. (a)	25,000	421,750
EXCO Resources, Inc.	30,000	551,400
Range Resources Corporation	10,000	468,700
		1,920,350
Semiconductor & Semiconductor Equipment - 1.9%
Intel Corporation	30,000	667,800

Software - 4.7%
Citrix Systems, Inc. (a)	10,000	474,700
Nuance Communications, Inc. (a)	18,000	299,520
Oracle Corporation	20,000	513,800
Sybase, Inc. (a)	8,000	372,960
		1,660,980
Specialty Retail - 3.6%
Guess?, Inc.	15,000	704,700
Tractor Supply Company	10,000	580,500
		1,285,200
Textiles, Apparel & Luxury Goods - 1.6%
VF Corporation	7,000	561,050

TOTAL COMMON STOCKS
(Cost $26,407,654)		33,260,262

SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds (c) - 6.9%
The AIM STIT - Treasury Portfolio - Institutional Shares, 0.03%	533,282	533,282
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	927,230	927,230
Federated Government Obligations Fund - Institutional Shares, 0.02%	991,948	991,948

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,452,460)		2,452,460

Total Investments - 100.3%
(Cost $28,860,114)		35,712,722

Liabilities in Excess of Other Assets - (0.3)%		(116,027)

TOTAL NET ASSETS - 100.0%		$35,596,695

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$28,860,114
Gross unrealized appreciation	$6,945,073
Gross unrealized depreciation	(92,465)
Net unrealized appreciation	$6,852,608

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Small Cap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.2%
Aerospace & Defense - 1.5%
Hexcel Corporation (a)	6,400	$92,416

Air Freight & Logistics - 2.1%
Forward Air Corporation	2,600	68,380
UTI Worldwide, Inc. (b)	4,100	62,812
		131,192
Auto Components - 1.1%
LKQ Corporation (a)	3,300	66,990

Capital Markets - 1.4%
Raymond James Financial, Inc.	3,300	88,242

Chemicals - 3.5%
A. Schulman, Inc.	3,150	77,080
Calgon Carbon Corporation (a)	4,000	68,480
Cytec Industries, Inc.	1,500	70,110
		215,670
Commercial Banks - 5.7%
First Horizon National Corporation	5,286	74,266
Glacier Bancorp, Inc.	3,450	52,543
Pinnacle Financial Partners, Inc. (a)	1,900	28,709
Prosperity Bancshares, Inc.	1,550	63,550
Synovus Financial Corp.	22,650	74,519
Texas Capital Bancshares, Inc. (a)	3,100	58,869
		352,456
Commercial Services & Supplies - 2.1%
Copart, Inc. (a)	1,450	51,620
Resources Connection, Inc. (a)	4,125	79,076
		130,696
Communications Equipment - 0.6%
Arris Group Inc. (a)	3,100	37,231

Computers & Peripherals - 3.5%
3PAR, Inc. (a)	6,500	65,000
Compellent Technologies, Inc. (a)	2,200	38,610
Electronics For Imaging, Inc. (a)	3,150	36,635
Netezza Corporation (a)	6,100	78,019
		218,264
Consumer Finance - 2.5%
Cash America International, Inc.	2,150	84,882
First Cash Financial Services, Inc. (a)	3,200	69,024
		153,906
Containers & Packaging - 2.1%
Packaging Corp of America	2,750	67,678
Silgan Holdings Inc.	1,000	60,230
		127,908
Distributors - 1.4%
WESCO International, Inc. (a)	2,400	83,304

Diversified Consumer Services - 0.8%
K12 Inc. (a)	2,250	49,973

Diversified Manufacturing - 0.7%
Raven Industries, Inc.	1,450	42,761

Electrical Equipment - 1.4%
Baldor Electric Company	2,250	84,150

Electronic Equipment & Instruments - 4.6%
Itron, Inc. (a)	1,100	79,827
National Instruments Corporation	2,900	96,715
Rofin-Sinar Technologies, Inc. (a)	2,200	49,764
Trimble Navigation Limited (a)	2,100	60,312
		286,618
Energy Equipment & Services - 2.6%
Core Laboratories N.V. (b)	600	78,480
Dril-Quip, Inc. (a)	1,400	85,176
		163,656
Food & Staples Retailing - 0.5%
Ruddick Corporation	950	30,058

Health Care Equipment & Supplies - 1.4%
Meridian Bioscience, Inc.	2,000	40,740
Merit Medical Systems, Inc. (a)	3,150	48,038
		88,778
Health Care Providers & Services - 4.8%
MWI Veterinary Supply, Inc. (a)	2,350	94,940
PAREXEL International Corporation (a)	4,750	110,723
PSS World Medical, Inc. (a)	3,900	91,689
		297,352
Hotels, Restaurants & Leisure - 2.7%
BJ's Restaurants, Inc. (a)	3,100	72,230
Boyd Gaming Corporation (a)	6,850	67,678
LIFE TIME FITNESS, Inc. (a)	900	25,290
		165,198
Household Durables - 2.9%
Jarden Corporation	2,200	73,238
Tempur-Pedic International Inc. (a)	3,600	108,576
		181,814
Internet Software & Services - 3.0%
Art Technology Group, Inc. (a)	13,324	58,759
LogMeIn, Inc. (a)	2,650	54,829
MercadoLibre Inc. (a)	1,450	69,904
		183,492
Investment Bank & Brokerage - 1.6%
Broadpoint Gleacher Securities Inc. (a)	11,000	44,000
Evercore Partners Inc. - Class A	1,850	55,500
		99,500
IT Services - 1.1%
ManTech International Corporation - Class A (a)	1,400	68,362

Leisure Equipment & Products - 1.3%
Brunswick Corporation	5,050	80,648

Life Sciences Tools & Services - 1.2%
PerkinElmer, Inc.	3,100	74,090

Machinery - 6.0%
Actuant Corporation - Class A	2,500	48,875
CIRCOR International, Inc.	2,150	71,401
CLARCOR Inc.	1,350	46,561
Kaydon Corporation	1,700	63,920
The Middleby Corporation (a)	1,450	83,506
Mueller Water Products, Inc. - Class A	12,200	58,316
		372,579
Marine - 0.9%
Kirby Corporation (a)	1,500	57,225

Media - 1.2%
Live Nation Inc. (a)	5,250	76,125

Metals & Mining - 1.6%
Carpenter Technology Corporation	2,700	98,820

Oil & Gas Drilling - 0.8%
Atwood Oceanics, Inc. (a)	1,500	51,945

Oil & Gas Exploration & Production Companies - 4.1%
Brigham Exploration Company (a)	4,450	70,977
Carrizo Oil & Gas, Inc. (a)	2,850	65,407
Concho Resources Inc. (a)	1,000	50,360
EXCO Resources, Inc.	1,950	35,841
Rosetta Resources, Inc. (a)	1,350	31,793
		254,378
Pharmaceuticals - 1.0%
Endo Pharmaceuticals Holdings Inc. (a)	2,600	61,594

Semiconductor & Semiconductor Equipment - 2.1%
Formfactor Inc. (a)	4,100	72,816
Intersil Corporation - Class A	3,900	57,564
		130,380
Software - 7.4%
ANSYS, Inc. (a)	1,450	62,553
MedAssets Inc. (a)	3,250	68,250
MicroStrategy Incorporated - Class A (a)	750	63,802
Nuance Communications, Inc. (a)	4,450	74,048
Solarwinds, Inc. (a)	2,250	48,735
Sybase, Inc. (a)	1,250	58,275
TIBCO Software Inc. (a)	7,900	85,241
		460,904
Specialty Retail - 8.6%
DSW Inc. - Class A (a)	2,554	65,204
Hibbett Sports Inc. (a)	3,100	79,298
Lumber Liquidators Holdings, Inc. (a)	2,000	53,340
Monro Muffler Brake, Inc.	950	33,972
PetMed Express, Inc.	4,200	93,114
Signet Jewelers Ltd. (a) (b)	1,750	56,595
Tractor Supply Company	1,250	72,562
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,550	80,301
		534,386
Textiles, Apparel & Luxury Goods - 1.4%
The Warnaco Group, Inc. (a)	1,800	85,878

TOTAL COMMON STOCKS
(Cost $4,664,744)		5,778,939

SHORT-TERM INVESTMENTS - 6.8%
Money Market Funds (c) - 6.8%
The AIM STIT - Treasury Portfolio - Institutional Shares, 0.03%	92,118	92,118
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	156,280	156,280
Federated Government Obligations Fund - Institutional Shares, 0.02%	170,000	170,000
Federated Treasury Obligations Fund - Institutional Shares, 0.01%	833	833

TOTAL SHORT-TERM INVESTMENTS
(Cost $419,231)		419,231

Total Investments - 100.0%
(Cost $5,083,975)		6,198,170

Other Assets in Excess of Liabilities - 0.0%		1,920

TOTAL NET ASSETS - 100.0%		$6,200,090

(a) Non-income producing security.
(b) U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$5,083,975
Gross unrealized appreciation	$1,182,315
Gross unrealized depreciation	(68,120)
Net unrealized appreciation	$1,114,195

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

LKCM Aquinas Fixed Income Fund
Schedule of Investments
March 31, 2010 (Unaudited)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 81.5%
Aerospace & Defense - 0.9%
United Technologies Corporation
6.35%, 03/01/2011	$100,000	$104,930

Beverages - 5.1%
Anheuser-Busch Inbev Worldwide Inc.
3.00%, 10/15/2012	175,000	179,806
The Coca-Cola Company:
5.75%, 03/15/2011	75,000	78,525
5.35%, 11/15/2017	150,000	165,282
PepsiCo, Inc.
4.65%, 02/15/2013	175,000	188,901
		612,514
Building Products - 0.9%
Masco Corporation
5.875%, 07/15/2012	100,000	104,616

Chemicals - 3.9%
E. I. du Pont de Nemours and Company
3.25%, 01/15/2015	200,000	201,439
The Lubrizol Corporation
5.50%, 10/01/2014	250,000	271,293
		472,732
Commercial Banks - 2.3%
Frost National Bank
6.875%, 08/01/2011	56,000	59,269
Wells Fargo & Company
5.25%, 10/23/2012	200,000	215,601
		274,870
Commercial Services & Supplies - 4.8%
Allied Waste North America, Inc.
5.75%, 02/15/2011	100,000	103,785
Pitney Bowes Inc.
4.625%, 10/01/2012	150,000	159,811
Waste Management, Inc.:
7.375%, 08/01/2010	200,000	204,166
6.375%, 11/15/2012	100,000	110,868
		578,630
Communications Equipment - 4.8%
Cisco Systems, Inc.:
5.25%, 02/22/2011	150,000	156,141
4.95%, 02/15/2019	100,000	104,180
Harris Corporation:
5.00%, 10/01/2015	200,000	207,804
6.375%, 06/15/2019	100,000	109,216
		577,341
Computers & Peripherals - 5.6%
Dell Inc.:
3.375%, 06/15/2012	100,000	103,976
5.625%, 04/15/2014	100,000	110,141
Hewlett-Packard Company:
4.25%, 02/24/2012	150,000	158,530
4.50%, 03/01/2013	100,000	107,143
International Business Machines Corporation
2.10%, 05/06/2013	200,000	201,547
		681,337
Consumer Finance - 1.8%
Western Union Company
5.93%, 10/01/2016	200,000	221,478

Containers & Packaging - 1.7%
Ball Corporation:
6.875%, 12/15/2012
Callable 12/15/2010	100,000	101,000
7.125%, 09/01/2016
Callable 09/01/2013	100,000	106,750
		207,750
Diversified Manufacturing - 1.3%
Honeywell International Inc.:
4.25%, 03/01/2013	100,000	105,917
3.875%, 02/15/2014	50,000	52,411
		158,328
Diversified Telecommunication Services - 2.0%
BellSouth Corporation
6.00%, 10/15/2011	100,000	107,075
Verizon Communications, Inc.
5.50%, 02/15/2018	125,000	132,697
		239,772
Electrical Equipment - 0.7%
Emerson Electric Co.
4.50%, 05/01/2013	75,000	80,664

Energy Equipment & Services - 3.2%
Baker Hughes Incorporated
6.50%, 11/15/2013	150,000	171,654
Weatherford International, Inc.: (b)
5.95%, 06/15/2012	100,000	108,060
6.35%, 06/15/2017	100,000	107,553
		387,267
Food & Staples Retailing - 4.5%
CVS Caremark Corporation:
5.75%, 08/15/2011	100,000	105,750
4.875%, 09/15/2014	100,000	106,647
5.75%, 06/01/2017	100,000	107,998
Walgreen Company
4.875%, 08/01/2013	200,000	217,900
		538,295
Food Products - 2.7%
The Hershey Company
4.85%, 08/15/2015	200,000	211,404
McCormick & Company, Incorporated
5.25%, 09/01/2013	100,000	109,083
		320,487
Health Care Equipment & Supplies - 2.6%
Fisher Scientific International Inc.
6.125%, 07/01/2015
Callable 07/01/2010	100,000	103,883
Medtronic, Inc.
4.50%, 03/15/2014	100,000	106,766
Thermo Fisher Scientific, Inc. (a)
3.25%, 11/20/2014 (Acquired 01/21/2010, Cost $99,666)	100,000	98,582
		309,231
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corporation
6.00%, 04/15/2011	100,000	105,317

Household Durables - 0.8%
Jarden Corporation
7.50%, 05/01/2017
Callable 05/01/2012	100,000	101,875

Household Products - 2.9%
Kimberly-Clark Corporation
5.625%, 02/15/2012	100,000	108,184
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014	200,000	248,149
		356,333
Industrial Conglomerates - 1.6%
3M Co.
4.375%, 08/15/2013	175,000	187,868

Investment Bank & Brokerage - 0.9%
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	100,000	105,594

Machinery - 0.9%
Dover Corporation
6.50%, 02/15/2011	100,000	105,017

Media - 2.2%
Viacom Inc.
6.625%, 05/15/2011	100,000	105,045
The Walt Disney Company
6.375%, 03/01/2012	150,000	164,462
		269,507
Metals & Mining - 2.8%
Alcoa Inc.
6.00%, 01/15/2012	150,000	158,381
Peabody Energy Corporation
6.875%, 03/15/2013
Callable 06/18/2010	175,000	177,843
		336,224
Multiline Retail - 2.7%
J.C. Penney Co., Inc.
7.65%, 08/15/2016	200,000	220,000
Kohl's Corporation
6.25%, 12/15/2017	100,000	111,422
		331,422
Oil & Gas Exploration & Production Companies - 11.4%
Apache Corporation
6.25%, 04/15/2012	100,000	109,243
Burlington Resources Finance Company (b)
6.68%, 02/15/2011	100,000	105,278
Conoco Funding Company (b)
6.35%, 10/15/2011	100,000	107,911
ConocoPhillips
4.75%, 02/01/2014	100,000	107,627
EOG Resources, Inc.
6.125%, 10/01/2013	150,000	168,557
Noble Energy, Inc.
5.25%, 04/15/2014	200,000	211,607
Occidental Petroleum Corporation
6.75%, 01/15/2012	100,000	109,351
USX Corporation
9.125%, 01/15/2013	200,000	237,143
XTO Energy, Inc.
6.25%, 04/15/2013	200,000	223,464
		1,380,181
Road & Rail - 0.9%
Burlington Northern Santa Fe Corporation
6.75%, 07/15/2011	100,000	106,431

Software - 3.5%
Microsoft Corporation
2.95%, 06/01/2014	200,000	203,248
Oracle Corporation:
5.00%, 01/15/2011	100,000	103,438
5.25%, 01/15/2016	100,000	110,302
		416,988
Specialty Retail - 1.2%
The Sherwin-Williams Company
3.125%, 12/15/2014	150,000	150,901

TOTAL CORPORATE BONDS
(Cost $9,336,826)		9,823,900

MUNICIPAL BONDS - 3.2%
Southern California Public Power Authority Power Project
6.93%, 05/15/2017	330,000	384,410

TOTAL MUNICIPAL BONDS
(Cost $366,926)		384,410

PREFERRED STOCKS - 1.0%
Investment Bank & Brokerage - 1.0%
The Goldman Sachs Group, Inc.
Callable 10/31/2010	4,750	119,700

TOTAL PREFERRED STOCKS
(Cost $118,750)		119,700

U.S. GOVERNMENT & AGENCY ISSUES - 8.4%
U.S. Treasury Inflation Indexed Bonds - 2.0%
1.625%, 01/15/2015	238,310	249,220

U.S. Treasury Notes - 6.4%
4.25%, 11/15/2014	200,000	216,797
4.25%, 08/15/2015	200,000	216,001
5.125%, 05/15/2016	300,000	336,797
		769,595
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $938,302)		1,018,815

SHORT-TERM INVESTMENTS - 4.6%
Corporate Bonds - 2.1%
The Home Depot, Inc.
4.625%, 08/15/2010	250,000	253,663

Money Market Funds (c) - 2.5%
Federated Government Obligations Fund - Institutional Shares, 0.02%	302,573	302,573

TOTAL SHORT-TERM INVESTMENTS
(Cost $555,999)		556,236

Total Investments - 98.7%
(Cost $11,316,803)		11,903,061

Other Assets in Excess of Liabilities - 1.3%		152,913

TOTAL NET ASSETS - 100.0%		$12,055,974

(a)	Restricted security. Purchased shares in a private placement transaction. Resale to the public may require registration or may extend only to qualified institutional buyers.
(b) U.S. Dollar-denominated foreign security.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$11,316,803
Gross unrealized appreciation	$589,033
Gross unrealized depreciation	(2,775)
Net unrealized appreciation	$586,258

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at March 31, 2010

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservablei nputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2010:

LKCM Small Cap Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 595,985,367	$ -	$ -	$ 595,985,367
Money Market Funds	6,392,203	-	-	6,392,203
Total Investments**	$ 602,377,570	$ -	$ -	$ 602,377,570

LKCM Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 50,236,062	$ -	$ -	$ 50,236,062
Money Market Funds	2,585,099	-	-	2,585,099
Total Investments**	$ 5 2,821,161	$ -	$ -	$ 52,821,161

LKCM Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,009,403	$ -	$ -	$ 10,009,403
Corporate Bonds	-	3,704,024	-	3,704,024
U.S. Government & Agency Issues	-	107,146	-	107,146
Money Market Funds	357,010	-	-	357,010
Total Investments**	$ 10,366,413	$ 3,811,170	$ -	$ 14,177,583

LKCM Fixed-Income Fund

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 877,600	$ -	$ -	$ 877,600
Corporate Bonds	-	136,764,188	-	136,764,188
U.S. Government & Agency Issues	-	8,322,981	-	8,322,981
Money Market Funds	4,448,176	-	-	4,448,176
Total Investments**	$ 5,325,776	$ 145,087,169	$ -	$ 150,412,945

LKCM International Fund					Other
					Financial
					Instruments*
Description	Level 1	Level 2	Level 3	Total	Level 2
Common Stocks	$ 40,605,832	$ -	$ -	$ 40,605,832	$ -
Preferred Stocks	1,042,378	86,693	-	1,129,071	-
Rights	2,274		-	2,274	-
Forward Currency Exchange Contracts	-	-	-	-	84,041
Total Investments**	$ 41,650,484	$ 86,693	$ -	$ 41,737,177	$ 84,041

Transfers into Level 1	$ 41,650,484
Transfers out of Level 2	(41,650,484)
Net transfers	-

In the most recent annual report, the securities in the International Fund were adjusted using factors provided by the fair value vendor.
The securities were not adjusted at March 31, 2010.

LKCM Aquinas Value Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 37,607,431	$ -	$ -	$ 37,607,431
Money Market Funds	1,524,981	-	-	1,524,981
Total Investments**	$ 39,132,412	$ -	$ -	$ 39,132,412

LKCM Aquinas Growth Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 33,260,262	$ -	$ -	$ 33,260,262
Money Market Funds	2,452,460	-	-	2,452,460
Total Investments**	$ 35,712,722	$ -	$ -	$ 35,712,722

LKCM Aquinas Small Cap Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,778,939	$ -	$ -	$ 5,778,939
Money Market Funds	419,231	-	-	419,231
Total Investments**	$ 6,198,170	$ -	$ -	$ 6,198,170

LKCM Aquinas Fixed Income Fund

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 119,700	$ -	$ -	$ 119,700
Corporate Bonds	-	10,077,563	-	10,077,563
Municipal Bonds	-	384,410	-	384,410
U.S. Government & Agency Issues	-	1,018,815	-	1,018,815
Money Market Funds	302,573	-	-	302,573
Total Investments**	$ 422,273	$ 11,480,788	$ -	$ 11,903,061

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

** Additional information regarding the industry and/or geographical classifications of these investments is disclosed in the Schedule of Investments.

Derivatives and Hedging Activities at March 31, 2010

In March 2008, the Trust adopted an accounting standard involving disclosures of derivatives and hedging activities that is effective for fiscal years beginning after November 15, 2008. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Other than the International Fund, the standard does not have any impact on the
Funds' financial disclosures because those Funds have not maintained any positions in derivative instruments or engaged in hedging activities. Additional information regarding derivative instruments and hedging activities of the International Fund is disclosed in the Schedule of Investments.

The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by
"marking to market".

When the forward contract is closed, or the delivery of the currency is made or taken, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of changes in currency exchange rates. As of March 31, 2010, the
International Fund had outstanding forward foreign currency contracts as shown on the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President
Date  5/28/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title /s/ J. Luther King, Jr.
   J. Luther King, Jr., President

Date 5/28/2010

By (Signature and Title) /s/ Jacob D. Smith
 Jacob D. Smith, Chief Financial Officer

Date 5/28/2010